Supplement dated October 19, 2026
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Emerging Markets Bond Fund	5/1/2026
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Christopher Cooke	Portfolio Manager	Lead Portfolio Manager	2017
Ed Al-Hussainy	Portfolio Manager	Portfolio Manager	October 2026
The rest of the section remains the same.
The portfolio manager information under the subsection “Primary Service Provider Contracts – Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Christopher Cooke	Portfolio Manager	Lead Portfolio Manager	2017
Ed Al-Hussainy	Portfolio Manager	Portfolio Manager	October 2026
Mr. Cooke joined Threadneedle Asset Management Limited, a Participating Affiliate, in 2008. Prior to becoming Deputy Portfolio Manager in 2017, Mr. Cooke served as a portfolio analyst since 2013 and, prior to that, served as a graduate trainee and business analyst. Mr. Cooke began his investment career in 2008 and earned a BSc in computer science and artificial intelligence from the Aberystwyth University (Wales).
Mr. Al-Hussainy joined the Investment Manager in 2015. Mr. Al-Hussainy began his investment career in 2010 and earned a B.A. in Mathematics and Economics from Colgate University and a Master’s of Public Administration degree in Economics and International Development from Harvard University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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